Supplemental Condensed Consolidating Financial Information	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Condensed Financial Information [Abstract]
Condensed Consolidating Statement Of Income [Text Block]
Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,135	-	2,316	(90)	3,361

Product sales	1,063	-	2,262	-	3,325
Interest, dividends and other	72	-	54	(90)	36

Costs and expenses	854	17	1,354	2	2,227

Production costs	542	-	1,001	-	1,543
Exploration costs	12	5	146	-	163
Related party transactions	(9)	-	-	-	(9)
General and administrative expenses/(recoveries)	112	(2)	33	(3)	140
Royalties paid	22	-	71	-	93
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Interest expense	2	34	54	-	90
Accretion expense	6	-	10	-	16
Employment severance costs	4	-	2	-	6
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(20)	(14)	5	(25)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

Income/(loss) before income tax provision	281	(17)	962	(92)	1,134
Taxation expense	(84)	(2)	(353)	-	(439)
Equity income in associates	15	4	-	-	19
Equity income/(loss) in subsidiaries	518	331	-	(849)	-
Income/(loss) from continuing operations	730	316	609	(941)	714
Preferred stock dividends	(29)	-	(29)	58	-
Net income/(loss)	701	316	580	(883)	714
Less: Net income attributable to noncontrolling interests	-	-	(13)	-	(13)

Net income/(loss) - attributable to AngloGold Ashanti	701	316	567	(883)	701

Comprehensive income	658	313	561	(863)	669
Comprehensive income attributable to noncontrolling interests	-	-	(11)	-	(11)
Comprehensive income attributable to AngloGold Ashanti	658	313	550	(863)	658

Condensed consolidating statements of income
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Sales and other income	1,285	-	1,826	(91)	3,020

Product sales	1,214	-	1,784	-	2,998
Interest, dividends and other	71	-	42	(91)	22

Costs and expenses	1,441	60	(19)	559	2,041

Production costs	536	-	874	-	1,410
Exploration costs	8	9	103	-	120
Related party transactions	(5)	-	-	-	(5)
General and administrative expenses/(recoveries)	109	17	13	(3)	136
Royalties paid	33	-	54	-	87
Market development costs	2	-	2	-	4
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Interest expense	4	34	53	-	91
Accretion expense	6	-	8	-	14
Employment severance costs	5	-	2	-	7
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,148)	562	(41)
Non-hedge derivative gain and movement on bonds	-	-	(180)	-	(180)

(Loss)/income before income tax provision	(156)	(60)	1,845	(650)	979
Taxation expense	(134)	(1)	(149)	-	(284)
Equity income in associates	22	6	-	-	28
Equity income/(loss) in subsidiaries	1,002	359	-	(1,361)	-
Income/(loss) from continuing operations	734	304	1,696	(2,011)	723
Preferred stock dividends	(31)	-	(31)	62	-
Net income/(loss)	703	304	1,665	(1,949)	723
Less: Net income attributable to noncontrolling interests	-	-	(20)	-	(20)

Net income/(loss) - attributable to AngloGold Ashanti	703	304	1,645	(1,949)	703

Comprehensive income	651	304	1,669	(1,955)	669
Comprehensive income attributable to noncontrolling interests	-	-	(18)	-	(18)
Comprehensive income attributable to AngloGold Ashanti	651	304	1,651	(1,955)	651

Supplemental Balance Sheet Disclosures [Text Block]
Condensed consolidating balance sheets
AT JUNE 30, 2012
(unaudited)
(in US dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	1,153	2,553	3,733	(4,772)	2,667
Cash and cash equivalents	521	106	360	-	987
Restricted cash	1	-	31	-	32
Receivables, inter-group balances and other current assets	631	2,447	3,342	(4,772)	1,648
Property, plant and equipment, net	1,982	-	4,408	-	6,390
Acquired properties, net	160	-	610	-	770
Goodwill	-	-	197	(16)	181
Other intangibles, net	27	-	29	-	56
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	438	-	438
Other long-term assets and deferred taxation assets	4,597	4,318	877	(8,642)	1,150

Total assets	7,919	6,871	10,323	(13,430)	11,683

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,057	1,551	3,400	(5,055)	953
Other non-current liabilities	51	-	44	(30)	65
Long-term debt	32	1,094	1,394	-	2,520
Derivatives	-	-	26	-	26
Deferred taxation liabilities	651	-	708	4	1,363
Provision for environmental rehabilitation	151	-	520	-	671
Other accrued liabilities	-	-	33	-	33
Provision for pension and other post-retirement medical benefits	192	-	14	-	206
Commitments and contingencies	-	-	-	-	-
Equity	5,785	4,226	4,184	(8,349)	5,846
Stock issued	13	5,088	897	(5,985)	13
Additional paid in capital	8,774	501	219	(720)	8,774
Accumulated (deficit)/profit	(2,163)	(1,359)	(1,116)	2,475	(2,163)
Accumulated other comprehensive income and reserves	(839)	(4)	4,124	(4,120)	(839)
Total AngloGold Ashanti stockholders' equity	5,785	4,226	4,124	(8,350)	5,785
Noncontrolling interests	-	-	60	1	61

Total liabilities and equity	7,919	6,871	10,323	(13,430)	11,683

Condensed consolidating balance sheets
AT DECEMBER 31, 2011
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

ASSETS
Current Assets	833	2,469	3,486	(4,157)	2,631
Cash and cash equivalents	388	458	266	-	1,112
Restricted cash	1	-	34	-	35
Receivables, inter-group balances and other current assets	444	2,011	3,186	(4,157)	1,484
Property, plant and equipment, net	1,940	-	4,183	-	6,123
Acquired properties, net	167	-	612	-	779
Goodwill	-	-	198	(16)	182
Other intangibles, net	9	-	22	-	31
Other long-term inventory	-	-	31	-	31
Materials on the leach pad	-	-	393	-	393
Other long-term assets and deferred taxation assets	4,362	3,558	815	(7,720)	1,015

Total assets	7,311	6,027	9,740	(11,893)	11,185

LIABILITIES AND EQUITY
Current liabilities including inter-group balances	889	1,550	2,992	(4,512)	919
Other non-current liabilities	49	-	46	(32)	63
Long-term debt	33	994	1,446	-	2,473
Derivatives	-	-	93	-	93
Deferred taxation liabilities	641	-	596	5	1,242
Provision for environmental rehabilitation	147	-	506	-	653
Other accrued liabilities	-	-	35	-	35
Provision for pension and other post-retirement medical benefits	170	-	15	-	185
Commitments and contingencies	-	-	-	-	-
Equity	5,382	3,483	4,011	(7,354)	5,522
Stock issued	13	5,269	897	(6,166)	13
Additional paid in capital	8,740	435	219	(654)	8,740
Accumulated (deficit)/profit	(2,575)	(2,220)	(3,521)	5,741	(2,575)
Accumulated other comprehensive income and reserves	(796)	(1)	6,277	(6,276)	(796)
Total AngloGold Ashanti stockholders' equity	5,382	3,483	3,872	(7,355)	5,382
Noncontrolling interests	-	-	139	1	140

Total liabilities and equity	7,311	6,027	9,740	(11,893)	11,185

Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2012
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	544	(477)	982	(58)	991
Net income/(loss)	701	316	580	(883)	714
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	7	(20)	11	5	3
Depreciation, depletion and amortization	157	-	228	-	385
Impairment of assets	-	-	1	-	1
Deferred taxation	13	-	122	-	135
Other non cash items	(740)	(333)	139	820	(114)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	15	-	16

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	394	(441)	47	-	-
Receivables	(29)	-	(65)	-	(94)
Inventories	(15)	-	(97)	-	(112)
Accounts payable and other current liabilities	55	1	1	-	57

Net cash used in investing activities	(246)	(83)	(545)	-	(874)
Increase in non-current investments	-	(103)	(70)	-	(173)
Net associates and equity accounted joint ventures loans advanced	-	-	(62)	-	(62)
Additions to property, plant and equipment	(227)	-	(459)	-	(686)
Interest capitalized and paid	-	-	(4)	-	(4)
Expenditure on intangible assets	(19)	-	(9)	-	(28)
Proceeds on sale of mining assets	-	-	2	-	2
Proceeds on sale of investments	-	20	55	-	75
Change in restricted cash	-	-	2	-	2

Net cash (used)/generated by financing activities	(175)	208	(339)	58	(248)
Repayments of debt	-	-	(8)	-	(8)
Issuance of stock	1	(115)	115	-	1
Proceeds from debt	-	100	50	-	150
Debt issue costs	-	-	(8)	-	(8)
Acquisition of noncontrolling interest	-	-	(220)	-	(220)
Dividends (paid)/received	(176)	223	(268)	58	(163)

Net increase/(decrease) in cash and cash equivalents	123	(352)	98	-	(131)
Effect of exchange rate changes on cash	10	-	(4)	-	6
Cash and cash equivalents – January 1,	388	458	266	-	1,112
Cash and cash equivalents – June 30,	521	106	360	-	987

Condensed consolidating statements of cash flows
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(unaudited)
(in US Dollars, millions)
	AngloGold Ashanti	IOMco	Other subsidiaries	Consolidation adjustments	Total
	(the "Guarantor")	(the "Issuer")	(the "Non-Guarantor Subsidiaries")

Net cash provided by/(used) in operating activities	661	(15)	507	(62)	1,091
Net income/(loss)	703	304	1,665	(1,949)	723
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	545	-	(1,097)	562	10
Depreciation, depletion and amortization	188	-	199	-	387
Impairment of assets	10	-	1	-	11
Deferred taxation	124	-	42	-	166
Other non cash items	(1,100)	(367)	(1)	1,325	(143)
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	1	-	47	-	48

Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	78	47	(125)	-	-
Receivables	23	-	(105)	-	(82)
Inventories	13	-	(115)	-	(102)
Accounts payable and other current liabilities	76	1	(4)	-	73

Net cash used in investing activities	(197)	(48)	(388)	-	(633)
Increase in non-current investments	(1)	(48)	(64)	-	(113)
Additions to property, plant and equipment	(211)	-	(345)	-	(556)
Proceeds on sale of mining assets	5	-	3	-	8
Proceeds on sale of investments	-	-	42	-	42
Proceeds on disposal of subsidiary	9	-	-	-	9
Cash of subsidiary disposed	-	-	(11)	-	(11)
Loans receivable repaid	1	-	-	-	1
Change in restricted cash	-	-	(13)	-	(13)

Net cash (used)/generated by financing activities	(172)	132	(224)	62	(202)
Repayments of debt	(99)	(50)	(6)	-	(155)
Issuance of stock	1	77	(77)	-	1
Proceeds from debt	-	-	6	-	6
Dividends (paid)/received	(74)	105	(147)	62	(54)

Net increase/(decrease) in cash and cash equivalents	292	69	(105)	-	256
Effect of exchange rate changes on cash	(2)	-	(1)	-	(3)
Cash and cash equivalents – January 1,	152	114	320	-	586
Cash and cash equivalents – June 30,	442	183	214	-	839